GuidePath® Tactical Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2020

Number of Shares		Value
	COMMON STOCKS - 69.94%
	Biotechnology - 5.90%
41,757	Biogen, Inc. (a)	$10,224,619
21,244	Regeneron Pharmaceuticals, Inc. (a)	10,263,189
36,094	United Therapeutics Corp. (a)	5,478,708
		25,966,516
	Building Products - 0.73%
85,525	Carrier Global Corp.	3,226,003

	Capital Markets - 3.69%
20,727	FactSet Research Systems, Inc.	6,891,727
8,112	MarketAxess Holdings, Inc.	4,628,383
16,169	Moody's Corp.	4,692,891
		16,213,001
	Containers & Packaging - 0.83%
98,697	Silgan Holdings, Inc.	3,659,685

	Diversified Financial Services - 0.74%
55,067	Voya Financial, Inc.	3,238,490

	Entertainment - 2.16%
34,629	Activision Blizzard, Inc.	3,215,302
43,648	Electronic Arts, Inc.	6,267,853
		9,483,155
	Food & Staples Retailing - 0.73%
100,864	The Kroger Co. (b)	3,203,441

	Food Products - 1.23%
149,572	Conagra Brands, Inc.	5,423,481

	Health Care Equipment & Supplies - 2.13%
6,138	Align Technology, Inc. (a)	3,280,024
12,157	IDEXX Laboratories, Inc. (a)	6,076,920
		9,356,944
	Health Care Providers & Services - 5.84%
188,900	Centene Corp. (a)	11,339,667
210,205	CVS Health Corp.	14,357,001
		25,696,668
	Hotels, Restaurants & Leisure - 0.74%
24,677	Marriott International, Inc. - Class A	3,255,390

	Household Durables - 0.71%
40,819	Lennar Corp. - Class A	3,111,632

	Household Products - 2.80%
61,052	Clorox Co. (b)	12,327,620

	Insurance - 5.58%
300,607	Aflac, Inc.	13,367,993
68,085	Progressive Corp.	6,732,245
56,810	Prudential Financial, Inc.	4,435,157
		24,535,395
	Interactive Media & Services - 2.12%
34,176	Facebook, Inc. - Class A (a)	9,335,516

	Internet & Direct Marketing Retail - 0.72%
63,019	eBay, Inc.	3,166,705

	IT Services - 3.62%
194,161	Cognizant Technology Solutions Corp. - Class A	15,911,494

	Life Sciences Tools & Services - 3.45%
27,141	Agilent Technologies, Inc.	3,215,937
20,530	Bio-Rad Laboratories, Inc. - Class A (a)	11,967,758
		15,183,695
	Machinery - 1.49%
38,283	Snap-on, Inc. (b)	6,551,753

	Media - 2.11%
354,377	Discovery, Inc. - Class C (a)	9,281,134

	Metals & Mining - 2.68%
196,889	Newmont Corp.	11,791,682

	Multiline Retail - 7.09%
176,623	Target Corp.	31,179,258

	Multi-Utilities - 0.73%
26,557	DTE Energy Co.	3,224,285

	Oil, Gas & Consumable Fuels - 0.71%
192,118	Cabot Oil & Gas Corp. (b)	3,127,681

	Semiconductors & Semiconductor Equipment - 2.89%
119,056	Intel Corp.	5,931,370
75,480	Marvell Technology Group Ltd. - ADR	3,588,319
20,875	Skyworks Solutions, Inc.	3,191,370
		12,711,059
	Software - 2.72%
87,634	Cadence Design Systems, Inc. (a)	11,955,907

	Technology Hardware, Storage & Peripherals - 3.97%
131,563	Apple, Inc.	17,457,094

	Trading Companies & Distributors - 1.83%
34,592	United Rentals, Inc. (a)	8,022,231
	Total Common Stocks (Cost $287,794,414)	307,596,915

	INVESTMENT COMPANIES - 27.07%
	Exchange Traded Funds - 27.07%
777,971	ProShares UltraPro S&P 500 ETF (b)	59,794,851
172,440	Vanguard S&P 500 ETF	59,265,904
	Total Investment Companies (Cost $115,802,275)	119,060,755

	REAL ESTATE INVESTMENT TRUSTS - 1.03%
	Real Estate Investment Trusts - 1.03%
536,311	Annaly Capital Management, Inc.	4,531,828
	Total Real Estate Investment Trusts (Cost $4,475,562)	4,531,828

	SHORT TERM INVESTMENTS - 2.00%
	Money Market Funds - 2.00%
8,802,617	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.03% (c)	8,802,617
	Total Short Term Investments (Cost $8,802,617)	8,802,617

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 6.64%
	Investments Purchased with Proceeds from Securities Lending Collateral - 6.64%
29,195,760	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.16% (c)	29,195,760
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $29,195,760)	29,195,760

	Total Investments (Cost $446,070,628) - 106.68%	469,187,875
	Liabilities in Excess of Other Assets - (6.68)%	(29,362,256)
	TOTAL NET ASSETS - 100.00%	$439,825,619

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of December 31, 2020.

Glossary of Terms
ADR	American Depositary Receipt